Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FREYR AS
Related Party Transactions

12. Related Party Transactions

Accounts payable and accrued liabilities — related party as of March 31, 2021 and December 31, 2020, consisted of the following (in thousands):

	As of	As of
	March 31,	December 31,
	2021	2020
Accounts payable	$362	$320
Accrued professional and legal fees	119	—
Accrued other operating costs	—	2
Total accounts payable and accrued liabilities – related party	$481	$322

Consulting Agreements

The 2019 EDGE Agreement provided that the Company shall pay EDGE a monthly retainer fee. See Note 9 — Share Based Compensation for further discussion on the option agreements between the Company and EDGE. Furthermore, the Company agreed to make certain milestone payments to EDGE based on the closing of certain additional financing rounds as defined within the 2019 EDGE Agreement. The 2019 EDGE Agreement was superseded on September 1, 2020 by the 2020 EDGE Agreement which extended the term of the 2019 EDGE agreement to December 31, 2021 and set forth the new terms and conditions governing EDGE’s engagement with the Company. Under the 2020 EDGE Agreement, the monthly cash retainer was adjusted to $40 thousand and EDGE was entitled to a discretionary annual cash bonus in 2020 up to 30% of the total amount of the monthly cash retainer. However, at its discretion, the Company decided not to pay the annual cash bonus. In addition, EDGE was eligible for 30% of the Company’s targeted management bonus pool of NOK 25,000 thousand ($2,000 thousand), which the Company intends to establish to reward management’s efforts upon the successful close of the financing of the battery facility prior to June 30, 2021. On January 18, 2021, the board resolved to terminate the 2020 EDGE Agreement and enter into individual contracts, subject to the closing of the Business Combination. Pursuant to the termination, EDGE will no longer be eligible to participate in the Company’s targeted management bonus pool.

The expenses incurred in relation to the consulting services provided for the three months ended March 31, 2021 and 2020 were $130 thousand and $127 thousand, respectively. These expenses are recognized as general and administrative expenses within the condensed consolidated statements of operations and comprehensive loss. The unpaid amount of $6 thousand and $42 thousand was recognized in accounts payable and accrued liabilities — related party as of March 31, 2020 and December 31, 2020, respectively.

In 2020, the Company entered into a framework agreement with Metier OEC, which provides for consulting services. The CEO of Metier OEC is the brother of the Executive Vice President Projects of the Company. The expenses incurred in relation to the consulting services provided for the three months ended March 31, 2021 and 2020 were $1,168 thousand and $77 thousand, respectively. These expenses are recognized as other operating expenses within the condensed consolidated statements of operations and comprehensive loss. The unpaid amount of $475 thousand and $280 thousand was recognized in accounts payable and accrued liabilities — related party as of March 31, 2021 and December 31, 2020, respectively.

Convertible Debt

During the three months ended March 31, 2020, the Company issued two related party 2020 Convertible Notes. See Note 6 — Fair Value Measurement for further discussion.

14. Related Party Transactions

Accounts payable and accrued liabilities – related party as of December 31, 2020 and 2019, consisted of the following (in thousands):

	As of December 31,
	2020	2019
Accounts payable	$320	$31
Accrued professional and legal fees	—	21
Accrued other operating costs	2	20
Accrued interest	—	3
Total accounts payable and accrued liabilities – related party	$322	$75

Consulting Agreements

The 2019 EDGE Agreement provided that the Company shall pay EDGE a monthly retainer fee. See Note 11 — Share Based Compensation for further discussion on the option agreements between the Company and EDGE. Furthermore, the Company agreed to make certain milestone payments to EDGE based on the closing of certain additional financing rounds as defined within the 2019 EDGE Agreement. The 2019 EDGE Agreement was superseded on September 1, 2020 by the 2020 EDGE Agreement which extended the term of the 2019 EDGE agreement to December 31, 2021 and set forth the new terms and conditions governing EDGE’s engagement with the Company. Under the 2020 EDGE Agreement, the monthly cash retainer was adjusted to $40 thousand and EDGE was entitled to a discretionary annual cash bonus in 2020 up to 30% of the total amount of the monthly cash retainer. However, at its discretion, the Company decided not to pay the annual cash bonus. In addition, EDGE was eligible for 30% of the Company’s targeted management bonus pool of NOK 25,000 thousand ($2,000 thousand), which the Company intends to establish to reward management’s efforts upon the successful close of the battery facility prior to June 30, 2021. See Note 11 — Share Based Compensation for further discussion on agreements between the Company and EDGE. On January 18, 2021, the board resolved to terminate the 2020 EDGE Agreement and enter into individual contracts, subject to the closing of the Business Combination. Pursuant to the termination, EDGE will no longer be eligible to participate in the Company’s targeted management bonus pool.

The expenses incurred in relation to the consulting services provided for the years ended December 31, 2020 and 2019 were $568 thousand and $473 thousand, respectively. The unpaid amount of $42 thousand and $51 thousand was recognized in accounts payable and accrued liabilities — related party as of December 31, 2020 and 2019, respectively.

In 2018, the Company agreed to reimburse expenses incurred on behalf of the Company by Njordr, owned by the Company’s chairman of the board and considered a related party, for consulting work performed related to the development of the 600 MW onshore wind park in the Rana and Nesna municipalities. The unpaid amount of nil and $21 thousand was recognized in accounts payable and accrued liabilities — related party as of December 31, 2020 and 2019, respectively.

In 2020, the Company entered into a framework agreement with Metier OEC, which provides for consulting services. The CEO of Metier OEC is the brother of the Chief Operating Officer (“COO”) of the Company. The expenses incurred in relation to the consulting services provided for the years ended December 31, 2020 and 2019 were $917 thousand and nil, respectively. The unpaid amount of $280 thousand and nil was recognized in accounts payable and accrued liabilities — related party as of December 31, 2020 and 2019, respectively.

Convertible Debt

During the year ended December 31, 2020, the Company converted the 2018 Convertible Notes and settled the two related party 2020 Convertible Notes through the issuance of equity at the specified conversion rate. See Note 6 — Convertible Debt for further discussion.